SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income		$ 3,819,813	$ 8,590,761	$ 4,094,161
Less: net (loss) income attributable to non-controlling interest		(141,718)	342,339	304,348
Net income attributable to Gamehaus Holdings Inc’s shareholders		$ 3,961,531	$ 8,248,422	$ 3,789,813
Weighted average number of ordinary shares Basic	[1]	51,539,531	50,000,000	50,000,000
Weighted average number of ordinary shares Diluted	[1]	51,539,531	50,000,000	50,000,000
Net income attributable to shareholders per share Basic		$ 0.08	$ 0.16	$ 0.08
Net income attributable to shareholders per share Diluted		$ 0.08	$ 0.16	$ 0.08

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.